Trade and Other Receivables - Summary of Movements in Allowance Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	£ 85	£ 87
Trade and other receivables	45
Revised 1 January	130	87
Differences on exchange	2	4
Provided in the year	26	46
Released	(118)	(52)
Trade and other receivables	40	85
Loans and Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	46
Trade and other receivables	8
Revised 1 January	54
Provided in the year	10	46
Released	(54)
Trade and other receivables	10	46
Trade Debtors
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	39	87
Trade and other receivables	37
Revised 1 January	76	87
Differences on exchange	2	4
Provided in the year	16
Released	(64)	(52)
Trade and other receivables	£ 30	£ 39